Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	51 Months Ended	60 Months Ended		120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026 [6]	Jun. 30, 2026		Jun. 30, 2026
Oberweis Micro-Cap Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBMCX
Average Annual Return, Percent		78.14%		20.81%		22.48%
Oberweis Micro-Cap Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OMCIX
Average Annual Return, Percent		78.57%		21.12%		22.78%	[1]
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBSOX
Average Annual Return, Percent		59.38%		17.31%		19.56%
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBSIX
Average Annual Return, Percent		59.77%		17.61%		19.86%	[2]
Oberweis Global Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBEGX
Average Annual Return, Percent		42.13%		6.15%		12.29%
Oberweis Global Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBGIX
Average Annual Return, Percent		42.47%		6.42%		12.57%	[3]
Oberweis China Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBCHX
Average Annual Return, Percent		61.61%		1.50%		11.19%
Oberweis China Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OCHIX
Average Annual Return, Percent		62.05%		1.75%		11.46%	[4]
Oberweis International Opportunities Fund | Investor Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBIOX
Average Annual Return, Percent		12.61%		(0.78%)		7.51%
Oberweis International Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OBIIX
Average Annual Return, Percent		12.95%		(0.52%)	[5]	7.78%	[5]
Oberweis Focused International Growth Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OFIGX
Average Annual Return, Percent		19.01%	10.64%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%		13.41%		15.51%	[1],[2]
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		20.23%	11.74%	9.05%	[5]	9.66%	[3]
MSCI China Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Net Index
Average Annual Return, Percent		(4.94%)		(6.62%)		4.34%	[4]
Russell Microcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth Index
Average Annual Return, Percent		51.30%		3.30%		10.79%	[1]
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent		38.74%		5.57%		11.97%	[2]
MSCI ACWI Small-Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small-Cap Index
Average Annual Return, Percent		28.82%		7.42%		10.73%	[3]
MSCI World ex-US Small Cap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-US Small-Cap Growth Index
Average Annual Return, Percent		18.55%		3.63%		8.51%

[1]	The share class OMCIX began on May 1, 2017, returns for prior periods represent synthetic returns.
[2]	The share class OBSIX began on May 1, 2017, returns for prior periods represent synthetic returns.
[3]	The share class OBGIX began on May 1, 2017, returns for prior periods represent synthetic returns.
[4]	The share class OCHIX began on May 1, 2017, returns for prior periods represent synthetic returns.
[5]	The share class OBIIX began on December 22, 2023, returns for prior periods represent synthetic returns.
[6]	Since the inception of the Fund on April 1, 2022.